Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance for loan losses	$ 5,013	$ 5,249
Depreciation	489	418
Stock-based compensation	463	427
Lost interest on nonaccrual loans	354	802
Deferred compensation	231	190
State net operating loss	132	138
Disallowed writedowns on OREO properties	46
Net unrealized security losses		302
Other	39	96
Total deferred tax assets	6,767	7,622
Valuation Allowance	(132)	(113)
Net deferred tax assets	6,635	7,509
Deferred tax liabilities:
Goodwill	367	326
Deferred loan costs	216	318
Bond accretion	100	113
Net unrealized security gains	92
Total deferred tax liabilities	775	757
Net deferred tax asset	$ 5,860	$ 6,752